Victory Nasdaq-100 Index Fund Expense Example, No Redemption - Victory Nasdaq-100 Index Fund - Class C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	$ 1,654